Deposit for long-term investment	6 Months Ended
Dec. 31, 2025
Deposit for long-term investment
Deposit for long-term investment

Note 6 – Deposit for long-term investment

On September 5, 2025, the Group entered into an agreement to acquire a 0.5% equity interest in an unrelated company for a total consideration of $200,000. As of December 31, 2025, the registration of ownership has not been completed. Accordingly, the $200,000 payment is recorded as a deposit for long-term investment, representing an advance toward the proposed investment. As the transaction has not been completed as of the reporting date, the Group has not recognized the equity investment. Management has assessed the recoverability of the deposit and determined that no impairment was necessary as of December 31, 2025.